SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
Jan. 31, 2025 segment
Accounting Policies [Abstract]
Number of operating segments	1
Number of reportable segments	1